UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05379

Name of Fund:	Royce Focus Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2010

Date of reporting period: 3/31/2010

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE FOCUS TRUST
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 102.4%

Consumer Products – 9.3%
Apparel, Shoes and Accessories - 2.8%
Coach	50,000	$1,976,000
Timberland Company (The) Cl. A [a]	100,000	2,134,000

		4,110,000

Food/Beverage/Tobacco - 3.4%
Cal-Maine Foods	80,000	2,711,200
Industrias Bachoco ADR	105,000	2,318,400

		5,029,600

Health, Beauty and Nutrition - 1.2%
Nu Skin Enterprises Cl. A	60,000	1,746,000

Sports and Recreation - 1.9%
Thor Industries	90,000	2,718,900

Total		13,604,500

Consumer Services – 4.2%
Retail Stores - 4.2%
Buckle (The)	120,000	4,411,200
Men’s Wearhouse (The)	75,000	1,795,500

Total		6,206,700

Diversified Investment Companies – 2.0%
Exchange Traded Funds - 2.0%
UltraShort 20+ Year Treasury ProShares [a,b]	60,000	2,921,400

Total		2,921,400

Financial Intermediaries – 7.1%
Insurance - 4.2%
Berkshire Hathaway Cl. B [a]	75,000	6,095,250

Securities Brokers - 2.1%
Knight Capital Group Cl. A [a]	200,000	3,050,000

Other Financial Intermediaries - 0.8%
KKR Financial Holdings	150,000	1,231,500

Total		10,376,750

Financial Services – 11.9%
Investment Management - 8.8%
Artio Global Investors Cl. A	80,300	1,986,622
Endeavour Financial [a]	1,163,000	2,782,543
Franklin Resources	25,000	2,772,500
Partners Group Holding	15,000	2,123,957
Sprott	450,000	1,705,804
U.S. Global Investors Cl. A	147,849	1,462,227

		12,833,653

Other Financial Services - 3.1%
Kennedy-Wilson Holdings [a]	450,771	4,575,325

Total		17,408,978

Health – 1.6%
Drugs and Biotech - 1.6%
Endo Pharmaceuticals Holdings [a]	80,000	1,895,200
Lexicon Pharmaceuticals [a]	300,000	444,000

Total		2,339,200

Industrial Products – 23.0%
Building Systems and Components - 2.9%
Simpson Manufacturing	80,000	2,220,800
WaterFurnace Renewable Energy	70,000	1,970,462

		4,191,262

Industrial Components - 2.1%
GrafTech International [a]	230,000	3,144,100

Machinery - 1.9%
Lincoln Electric Holdings	50,000	2,716,500

Metal Fabrication and Distribution - 9.5%
Kennametal	30,000	843,600
Nucor Corporation	80,000	3,630,400
Reliance Steel & Aluminum	90,000	4,430,700
Schnitzer Steel Industries Cl. A	65,000	3,414,450
Sims Metal Management ADR	80,000	1,571,200

		13,890,350

Miscellaneous Manufacturing - 1.2%
Rational	10,000	1,753,145

Pumps, Valves and Bearings - 2.5%
Gardner Denver	50,000	2,202,000
Pfeiffer Vacuum Technology	20,000	1,526,235

		3,728,235

Specialty Chemicals and Materials - 2.9%
Mosaic Company (The)	70,000	4,253,900

Total		33,677,492

Industrial Services – 10.0%
Commercial Services - 1.2%
Korn/Ferry International [a]	100,000	1,765,000

Engineering and Construction - 1.5%
Jacobs Engineering Group [a]	50,000	2,259,500

Food, Tobacco and Agriculture - 5.6%
Alliance Grain Traders	65,000	2,085,069
Intrepid Potash [a]	50,000	1,516,500
Sanderson Farms	85,000	4,556,850

		8,158,419

Transportation and Logistics - 1.7%
Patriot Transportation Holding [a]	30,000	2,534,400

Total		14,717,319

Natural Resources – 26.0%
Energy Services - 10.3%
Ensign Energy Services	130,000	1,881,554
Major Drilling Group International	120,000	3,024,664
Pason Systems	180,000	2,025,698
Tesco Corporation [a]	210,000	2,450,700
Trican Well Service	200,000	2,587,505
Unit Corporation [a]	75,000	3,171,000

		15,141,121

Oil and Gas - 1.4%
Exxon Mobil	30,000	2,009,400

Precious Metals and Mining - 12.6%
Alamos Gold [a]	150,000	2,004,135
Allied Nevada Gold [a]	150,000	2,485,500
Fresnillo	120,000	1,544,207
Gammon Gold [a]	210,000	1,509,900
Ivanhoe Mines [a]	120,000	2,089,200
Pan American Silver	100,000	2,315,000
Seabridge Gold [a]	150,000	3,654,000
Silver Standard Resources [a]	165,000	2,935,350

		18,537,292

Real Estate - 0.8%
PICO Holdings [a]	30,000	1,115,700

Other Natural Resources - 0.9%
Magma Energy [a]	1,000,000	1,398,120

Total		38,201,633

Technology – 7.3%
Aerospace and Defense - 1.1%
Ceradyne [a]	70,000	1,588,300

Semiconductors and Equipment - 2.4%
MKS Instruments [a]	120,000	2,350,800
Sigma Designs [a]	100,325	1,176,812

		3,527,612

Software - 2.0%
Microsoft Corporation	100,000	2,927,000

Telecommunications - 1.8%
ADTRAN	100,000	2,635,000

Total		10,677,912

TOTAL COMMON STOCKS
(Cost $120,985,327)		150,131,884

REPURCHASE AGREEMENT – 14.7%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $21,500,003 (collateralized by obligations of various U.S. Government Agencies, due 6/16/10, valued at $22,040,000)
(Cost $21,500,000)		21,500,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0150%)
(Cost $1,396,679)		1,396,679

TOTAL INVESTMENTS – 118.0%
(Cost $143,882,006)		173,028,563

LIABILITIES LESS CASH AND OTHER ASSETS – (0.9)%		(1,440,804)

PREFERRED STOCK – (17.1)%		(25,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$146,587,759

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at March 31, 2010. Total market value of loaned securities at March 31, 2010 was $1,346,619.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $143,882,006. At March 31, 2010, net unrealized appreciation for all securities was $29,146,557, consisting of aggregate gross unrealized appreciation of $36,960,270 and aggregate gross unrealized depreciation of $7,813,713. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:
	Level 1	Level 2	Level 3	Total

Common stocks	$121,718,787	$28,413,097	$–	$150,131,884
Cash equivalents	1,396,679	21,500,000	–	22,896,679

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)        The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

              Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.
By:

/s/Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: May 26, 2010

By:

/s/John D. Diederich
John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date: May 26, 2010